REVENUES	3 Months Ended
Mar. 31, 2012
License, Research and Consulting Agreements [Abstract]
License, Research and Consulting Agreements Disclosure [Text Block]

3. REVENUES

3.1 License and research revenue

The Company recognised license and research revenues of $2,110,000 for the first three months of 2012. Total research and development revenues amounted to $1,639,000 and licensing fees were recognised for a total of $472,000 for the first three months of 2012.

License and research revenues include $328,000 licensing fees in accordance with the agreement signed with Merck-Serono on December 20, 2007 and the option exercised by Merck-Serono in February 2009 to license the Medusa technology.

Under the agreement signed On October 12, 2011 with Eagle Pharmaceuticals, the Company recognised research revenues of $641,000 and $11,000 in licensing fees, as amortization of the initial up-front fee, in the first three months of 2012.

The remaining license and research revenues amounting to $1,130,000 relate to agreements with undisclosed partners.

3.2 Product sales and services.

The Company recognised product sales of $3,378,000 for the first quarter of 2012 primarily in connection with the supply agreement for the manufacture of Coreg CR microparticles with GSK. Product sales and services revenues includes €650,000 (or $852,000) in connection with payments totaling €2,600,000 (or $3,700,000) received in September and November 2011 in connection with the new supply agreement signed with GSK in 2011.

3.3 Other revenues.

The Company recognised other revenues of $1,872,000 for the three-month period ended March 31, 2012 which includes royalties from the License Agreement with GSK with respect to Coreg CR.